UNITED STATES                   OMB APPROVAL
                SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235-0456
                      Washington, D.C.  20549        Expires: August 31, 2000
                                                     Estimated average burden
                            FORM 24F-2               hours per response.....1
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type.


1.     Name and address of issuer:

       Variable Annuity Account
       400 Robert Street North
       St. Paul, Minnesota  55101-2098

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                        /X/

3.     Investment Company Act File Number:    811-4294

       Securities Act File Number:    2-97564, 33-12333, 33-80788, 33-62147,
                                      333-79069 and 333-79049

4(a).  Last day of fiscal year for which this Form is filed:  12/31/99

4(b).  / /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  / /  Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during    $617,193,515
              the fiscal year pursuant to section 24(f):         _____________

       (ii)   Aggregate price of securities redeemed or  $603,495,828
              repurchased during the fiscal year:         _____________

       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the           $0
              Commissioner:                               _____________

       (iv)   Total available redemption credits [add          $603,495,828
              Items 5(ii) and 5(iii):                            _____________

       (v)    Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from              $13,697,687
              Item 5(i)]:                                        _____________



     ------------------------------------------------------------------
     / (vi)   Redemption credits available for use in      $ (     )  /
     /        future years -- if Item 5(i) is less than     ________  /
     /        Item 5(iv) [subtract Item 5(iv) from                    /
     /        Item 5(i)]:                                             /
     ------------------------------------------------------------------

       (vii)  Multiplier for determining registration fee           x  .000278
              (See Instruction C.9):                                 _________

       (viii) Registration fee due [multiply Item 5(v) by          =$3,808
              Item 5(vii)] (enter "0" if no fee is due):             _________
                                                                     _________

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
    __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$-______

8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                       =$3,808
                                                                     _________
                                                                     _________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            March 27, 2000

            Method of Deliver:

                 /X/  Wire Transfer
                 / /  Mail or other means


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Robert L. Senkler
                             _________________________________________________

                           Chairman of the Board, President and Chief
                           Executive Officer
                           ___________________________________________________


Date  March 27, 2000

* Please print the name and title of the signing officer below the signature.